PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID AND OTHER CURRENT ASSETS.
Receivables for disposal of Ambow China		$ 6,058
Prepayments to suppliers	$ 127	104
Prepaid for HybriU development	29
Loans to third parties	6	6
Others	16	3
Total	$ 178	$ 6,171